Redeemable Convertible Preferred Stock (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		9 Months Ended				0 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended
	Dec. 21, 2012	Dec. 20, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 24, 2011	Dec. 21, 2012 Series A Preferred Stock [Member]	Dec. 20, 2012 Series A Preferred Stock [Member]	Sep. 30, 2014 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 19, 2012 Series A Preferred Stock [Member]	Sep. 30, 2014 Common Class B [Member]
Temporary Equity [Line Items]
Shares of Series A preferred stock authorized			0	36,000,000	36,000,000	36,000,000				36,000,000		36,000,000
Shares of Series A preferred stock issued			0	30,523,036	30,523,036					30,523,036		30,523,036
Shares of Series A preferred stock outstanding			0	30,523,036	30,523,036					30,523,036		30,523,036
Common stock conversion basis			Each share of Class B common stock will convert automatically into one share of Class A common stock upon the date when the outstanding shares of Class B common stock represent less than 10% of the aggregate number of shares of common stock then outstanding.											1-for-1
Aggregate offering price required for conversion			$ 50.0
Convertible preferred stock redemption price (in US$ per share)									$ 2.53
Convertible preferred stock - redemption period after July 1st, 2017									365 days
Number of shares of Series A preferred stock converted to common stock													4,211,303
Convertible preferred stock cumulative dividend rate (percent)		8.00%						8.00%
Preferred stock dividends accrued										4.2	3.4
Preferred stock dividends declared and paid (in US$ per share)							$ 1.05
Common stock dividends declared and paid (in US$ per share)							$ 1.05
Common and preferred stock dividends declared and paid	$ 117.4